Expense Example - FidelityMidCapValueFund-RetailPRO - FidelityMidCapValueFund-RetailPRO - Fidelity Mid Cap Value Fund - Fidelity Mid Cap Value Fund	Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978